Financial instruments - Movements in level 3 instruments measured on a recurring basis (Details) - Level 3 - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	$ (443)
At the end of the period	(419)	$ (599)
Zacapa financial liability
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	(198)	(274)
Net gains/(losses) included in the income statement	6	8
Net gains included in exchange in other comprehensive income	0	0
Net gains included in retained earnings	11	40
Settlement of liabilities	1	2
At the end of the period	(180)	(224)
Contingent consideration recognised on acquisition of businesses
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	(245)	(391)
Net gains/(losses) included in the income statement	(2)	15
Net gains included in exchange in other comprehensive income	3	0
Net gains included in retained earnings	0	0
Settlement of liabilities	5	1
At the end of the period	$ (239)	$ (375)